SUPPLEMENT DATED OCTOBER 2, 2012

To the Allianz VisionSM Variable Annuity prospectus dated June 14, 2012 as supplemented July 9, July 23, August 2, August 9, and August 20, 2012
For Contracts issued on or after May 2, 2011 and Contracts issued on or prior to April 29, 2011
ISSUED BY

Allianz Life Insurance Company of North America and Allianz Life Variable Account B
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1.	Section 11.a, Income Protector – Annual Increase

For Income Protector riders issued on or after October 15, 2012, the current Annual Increase percentage is 6% and quarterly simple interest increase is 1.5%.

2.	For Allianz VisionSM, Contracts issued on or after May 2, 2011, the Fee Table Examples on page 10 of the prospectus are replaced with the following:

1)
If you surrender your Contract (take a full withdrawal) at the end of each time period. Year 1 figures are for the Base Contract with Bonus Option, Quarterly Value Death Benefit, and Income Focus (8.5% declining withdrawal charge, 2.00% M&E charge, and maximum rider charge of 2.95%). Year 3, 5 and 10 figures are for the Base Contract with Bonus Option, Quarterly Value Death Benefit, and Income Protector (8.5% declining withdrawal charge, 2.00% M&E charge, and maximum rider charge of 2.75%).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	$1,561	$2,968	$4,267	$7,278
0.52% (the minimum Investment Option operating expense)	$1,445	$2,636	$3,743	$6,392

2)
If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is two years after the date we issue the Contract (Issue Date) in all states except Florida, where the earliest Income Date is one year after the Issue Date. All figures in this table are for the Base Contract with Bonus Option and Quarterly Value Death Benefit (8.5% declining withdrawal charge and 2.00% M&E charge). Year 1 figures include Income Focus (maximum rider charge of 2.95%) and Year 3, 5 and 10 figures include Income Protector (maximum rider charge of 2.75%).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	$ 711	$2,118	$3,567	$7,278
0.52% (the minimum Investment Option operating expense)	$ 595	$1,786	$3,043	$6,392

3)
If you do not surrender your Contract. All figures in this table are for the Base Contract with the Bonus Option and Quarterly Value Death Benefit (8.5% declining withdrawal charge and 2.00% M&E charge). Year 1 figures include Income Focus (maximum rider charge of 2.95%) and Year 3, 5 and 10 figures include Income Protector (maximum rider charge of 2.75%).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	$ 711	$2,118	$3,567	$7,278
0.52% (the minimum Investment Option operating expense)	$ 595	$1,786	$3,043	$6,392

PRO-014-0512
(VSN-159, VSN-042)

3.	For Allianz VisionSM, Contracts issued on or prior to April 29, 2011, the Fee Table Examples on page 10 of the prospectus are replaced with the following:

1)
If you surrender your Contract (take a full withdrawal) at the end of each time period. The 1, 3 and 5 Year figures are for the Base Contract with the Bonus Option and Quarterly Value Death Benefit (8.5% declining withdrawal charge, 2.00% M&E charge, and maximum rider charge of 2.75%). The 10 Year figures are for the Base Contract with the No Withdrawal Charge Option and Quarterly Value Death Benefit (2.05% M&E charge and maximum rider charge of 2.75%).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	$1,561	$2,968	$4,267	$7,312
0.52% (the minimum Investment Option operating expense)	$1,445	$2,636	$3,743	$6,431

2)
If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is two years after the date we issue the Contract (Issue Date) in all states except Florida, where the earliest Income Date is one year after the Issue Date. All figures in this table are for the Base Contract with the No Withdrawal Charge Option and Quarterly Value Death Benefit (2.05% M&E charge and maximum rider charge of 2.75%).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	$ 711	$2,118	$3,588	$7,312
0.52% (the minimum Investment Option operating expense)	$ 595	$1,786	$3,066	$6,431

3)
If you do not surrender your Contract. All figures in this table are for the Base Contract with the No Withdrawal Charge Option and Quarterly Value Death Benefit (2.05% M&E charge and maximum rider charge of 2.75%).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.73% (the maximum Investment Option operating expense)	$ 702	$2,131	$3,588	$7,312
0.52% (the minimum Investment Option operating expense)	$ 586	$1,800	$3,066	$6,431

PRO-014-0512
(VSN-159, VSN-042)